Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Current portion:
Operating loss carryforward	$ 207,868	$ 207,868
Accrued receivable	3,861,729	3,861,729
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(4,044,400)	(4,045,684)
Net deferred tax assets	$ 25,197	$ 23,913